Contract revenues and other operating income - Changes in Contract Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Contract revenues and other operating income
Contract revenue	SFr 3,934	SFr 0	SFr 3,934	SFr 0
Accrued income, beginning balance			975	1,591
Accrued income, additions			1,079	781
Accrued income, deductions			(2,004)	(2,249)
Accrued income, ending balance	50	123	50	123
Deferred income, beginning balance			717	306
Deferred income, additions			733	781
Deferred income, deductions			(926)	(933)
Deferred income, ending balance	SFr 524	SFr 154	SFr 524	SFr 154